Taxes - Schedule of Income Before Taxes by Geographic Area (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	$ (16,832,041)	$ (8,666,555)
China [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	(1,384,896)	(754,674)
Japan [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	(272,171)	1,184,949
USA [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	753,504	(26,085)
Germany [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	(122,381)	(26,310)
Cayman [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	(15,713,828)	(9,044,435)
Singapore [Member]
Schedule of Income Before Taxes by Geographic Area [Line Items]
Total loss before taxes	$ (92,269)